Segmented Information (Details) - USD ($)	3 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2022
Revenues	$ 326,343	$ 83,411
Assets	1,595,434		$ 1,432,032
Total property and equipment	747,307		788,050
Canada [Member]
Revenues	0	16,978
Assets	1,595,434		1,432,032
Total property and equipment	747,307		$ 788,050
United State US [Member]
Revenues	$ 326,343	$ 66,433